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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07398
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Pennsylvania Value Municipal Income Trust (VPV)

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Pennsylvania Value Municipal Income Trust. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Pennsylvania Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2010.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/2010 (Unaudited)

Pennsylvania Value Municipal Income Trust
Symbol: VPV
Average Annual	Based	Based on
Total Returns	on NAV	Market Price

Since Inception (4/30/93)	5.72%	5.59%

10-year	6.01	7.50

5-year	2.67	4.36

1-year	19.31	32.42

6-month	5.80	14.61

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial adviser. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The Trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the Trust’s returns would have been lower. Periods of less than one year are not annualized.

The Barclays Capital Pennsylvania Municipal Bond Index tracks the performance of Pennsylvania issued municipal bonds rated at least Baa or BBB by Moody’s or S&P, respectively, and with maturities of 2 years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index (the benchmark for the non-investment grade segment of the market) gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

The state of Pennsylvania has a record of good financial management and budgetary balances over the years with a well-controlled debt position. With the slowdown in the economy, the state faces challenges due to its below average income and a continuing loss of manufacturing jobs. The state will also have to deal with dwindling economic stimulus funds from the federal government, forcing the state to find additional areas to cut expenses. As of the end of April, Pennsylvania was rated Aa1/Negative by Moody’s, AA/Stable by S&P and AA/Stable by Fitch. We will continue to monitor its economic health and look for opportunities in more stable sectors within the state.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Pennsylvania Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2010

		Barclays Capital
		Pennsylvania Municipal Bond
Based on NAV	Based on Market Price	Index

5.80%	14.61%	3.23%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The Trust’s performance for the reporting period was primarily attributable to the following:

•	Exposure to BBB rated and non-rated bonds was additive to performance. Spreads on these issues tightened during the period, helping them to outperform higher quality issues.

•	Holdings in the health care and industrial development revenue/pollution control revenue (IDR/PCR) sectors boosted returns as these sectors outperformed the broad municipal bond market for the period.

•	The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

•	Exposure to pre-refunded bonds, however, detracted from performance. Pre-refunded bonds are short-maturity securities and therefore underperformed for the period.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the prospect of higher income tax rates in the future as well as the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocation as of 4/30/2010 (Unaudited)

AAA/Aaa	15.2%
AA/Aa	30.1
A/A	21.8
BBB/Baa	16.6
BB/Ba	1.9
B/B	0.3
Non-Rated	14.1

Top Five Sectors as of 4/30/2010 (Unaudited)

Higher Education	22.4%
Hospital	13.8
General Purpose	11.9
Public Education	10.0
Recreational Buildings	6.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocations are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Mark Paris, Senior Portfolio Manager, has been responsible for the Trust since 2007. Prior to June 1, 2010, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity since 2002.

•	Julius Williams, Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 2000.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2001. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 1996.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). As described in more detail below, in connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory agreement with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements at a special meeting of shareholders held on April 16, 2010 to become effective upon closing of the Transaction. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The Transaction did not result in any change to the Fund’s investment objective, principal investment strategies or the Fund’s portfolio management team.

Prior to the Transaction, the investment adviser for the Fund was Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”), which was an indirect wholly owned subsidiary of Morgan Stanley. As a result of the Transaction, the asset management business of Van Kampen Investments was combined with that of Invesco.

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds then advised by Van Kampen Asset Management together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). At these meetings the Board also discussed, in addition to the New Advisory Agreements, the expectation that Invesco and its affiliates would provide the Fund with administrative and client servicing services that were currently provided by Van Kampen Investments and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and commitment to quality services. The members of the Board who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December 2009.

In connection with the Board’s consideration of the New Advisory Agreements, the Trustees considered, among other things, the factors discussed above as well as the following:

Nature, Extent and Quality of the Services to be Provided. The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Board noted that the current portfolio management team for the Fund is expected to remain the same under the New Advisory Agreements. The Trustees discussed with Invesco the resources available in managing the Fund. The Trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

Projected Fees and Expenses of the Fund. The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they are under the current advisory agreement. The Board had previously determined that such fees were acceptable under the current advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the Trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

Economies of Scale. The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

Other Benefits of the Relationship. The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board), transfer agency services provided to other funds in the fund family, in certain cases research to be received by Invesco or its affiliates generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to sales of other funds in the fund family. The Trustees reviewed with Invesco each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 165.3% Pennsylvania 156.8%
$3,000	Allegheny Cnty, PA Arpt Auth Rev Pittsburgh Intl Arpt Rfdg (NATL Insd) (AMT)	5.750%	01/01/18	$3,019,110
2,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (b)	5.125	03/01/32	2,008,300
2,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (b)	5.250	03/01/32	2,765,675
1,165	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ	5.000	03/01/21	1,246,690
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Robert Morris Univ, Ser A	6.000	10/15/38	1,002,590
1,360	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	1,432,175
2,250	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	1,820,092
735	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.000	04/01/25	656,833
3,145	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.125	04/01/35	2,658,972
2,750	Allegheny Cnty, PA Hosp Dev Auth Rev Univ Pittsburgh Med	5.625	08/15/39	2,826,862
2,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Cargo Fac Afco Cargo PIT LLC (AMT)	6.625	09/01/24	1,718,280
1,130	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.125	09/01/31	1,029,509
3,000	Allegheny Cnty, PA Port Auth Spl Rev Trans (NATL Insd)	5.000	03/01/29	3,030,720
1,060	Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson Mall Proj, Ser A	7.000	11/01/17	1,068,300
395	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser II-1 (GNMA Collateralized) (AMT)	5.800	05/01/21	397,591
615	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser II-2 (GNMA Collateralized) (AMT)	5.800	11/01/20	619,182
2,855	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser KK-2 (GNMA Collateralized) (AMT)	5.750	05/01/33	2,887,147
460	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	466,638
1,000	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.750	12/01/13	1,022,530
2,220	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd) (Prerefunded @ 12/01/10)	5.750	12/01/17	2,303,716
1,830	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd) (Prerefunded @ 12/01/10)	5.750	12/01/18	1,899,009
1,000	Allegheny Cnty, PA, Ser C 61 (AGL Insd)	5.000	12/01/33	1,043,210
4,935	Beaver Cnty, PA Nts (AGM Insd)	5.550	11/15/31	5,311,540

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$1,475	Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg One Douglassville Proj A (AMT)	6.125%	11/01/34	$1,223,468
1,800	Berks Cnty, PA Muni Auth Albright College Proj	5.500	10/01/17	1,733,094
1,695	Berks Cnty, PA Muni Auth Albright College Proj Rfdg, Ser A	5.500	10/01/16	1,652,066
3,000	Bethlehem, PA Area Sch Dist (AGM Insd)	5.250	01/15/25	3,209,310
1,000	Bradford Cnty, PA Indl Dev Auth Solid Waste Disp Rev Intl Paper Rfdg, Ser B (AMT)	5.200	12/01/19	991,030
2,000	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	1,833,460
1,200	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	977,928
1,790	Burrell, PA Sch Dist, Ser A (AGM Insd)	5.000	07/15/25	1,892,603
825	Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg (AMT)	6.650	05/01/10	824,992
2,185	Centre Cnty, PA Hosp Auth Rev Hosp Mt Nittany Med Ctr Proj (AGL Insd)	6.125	11/15/39	2,281,096
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	1,003,840
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	937,900
1,775	Commonwealth Fin Auth PA Rev, Ser B	5.000	06/01/23	1,894,031
1,000	Connellsville, PA Area Sch Dist Nts, Ser B (AGM Insd)	5.000	11/15/37	1,014,550
1,200	Cumberland Cnty, PA Muni Auth College Rev Aicup Fin Pg Dickinson College, Ser HH1	5.000	11/01/39	1,187,208
1,000	Cumberland Cnty, PA Muni Auth Dickinson College, Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,026,080
2,000	Cumberland Cnty, PA Muni Auth Messiah Village Proj, Ser A	6.000	07/01/35	1,848,840
2,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/27	1,790,920
2,000	Daniel Boone, PA Area Sch Dist	5.000	08/15/32	2,081,080
5,475	Dauphin Cnty, PA Gen Auth Hlth Sys Rev Pinnacle Hlth Sys Proj, Ser A	5.750	06/01/20	5,976,291
4,500	Dauphin Cnty, PA Gen Auth Hosp Rev Hapsco West PA Hosp Proj B Rfdg (NATL Insd) (a)	6.250	07/01/16	5,145,390
1,000	Deer Lakes Sch Dist PA (AGL Insd)	5.375	04/01/34	1,062,910
360	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	360,205
1,500	Delaware Cnty, PA Auth College Neumann College	6.250	10/01/38	1,587,345
2,295	Delaware Cnty, PA Auth College Neumann College Rfdg	5.875	10/01/21	2,325,523
2,000	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	2,015,800

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$3,000	Delaware Cnty, PA Auth College Rev Haverford College	5.000%	11/15/40	$3,171,000
1,000	Delaware Cnty, PA Auth Rev White Horse Vlg Proj Rfdg, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,021,780
2,750	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	11/01/37	2,635,105
6,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser B (NATL Insd) (AMT)	5.000	11/01/36	5,761,740
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser C (NATL Insd) (AMT)	5.000	02/01/35	2,888,460
1,750	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (NATL Insd) (AMT)	6.000	06/01/29	1,751,137
2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,508,300
8,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev (b)	5.750	07/01/17	8,896,320
5,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev (b)	5.750	07/01/32	5,748,050
2,000	Exeter Twp, PA Sch Dist (NATL Insd)	5.000	05/15/25	2,110,480
1,000	Fayette Cnty, PA (AMBAC Insd) (Prerefunded @ 11/15/10)	5.625	11/15/28	1,029,100
2,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,740,580
1,000	Harrisburg, PA Auth Wtr Rev Rfdg	5.250	07/15/31	987,320
6,575	Harrisburg, PA Auth Wtr Rev Rfdg (AGM Insd)	5.000	07/15/21	6,618,592
575	Harveys Lake Gen Muni Auth PA College Rev Misericordia Proj (ACA Insd)	6.000	05/01/19	574,603
2,740	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj, Ser A	6.500	07/01/40	2,679,473
3,500	Lancaster, PA Higher Ed Auth Rev Franklin & Marshall College	5.000	04/15/22	3,706,885
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Auth Hlth Ctr Rev Retirement, Ser A	5.125	12/15/20	899,860
1,510	Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg (Radian Insd)	5.000	04/01/26	1,369,419
1,000	Lehigh Cnty, PA Gen Purp Hosp Rev Lehigh Vly Hlth, Ser B (AGM Insd)	5.000	07/01/35	1,003,580
1,240	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/20	1,218,474
1,360	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/22	1,308,701
675	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/23	640,899
2,500	Luzerne Cnty, PA, Ser B (AGM Insd)	5.000	12/15/27	2,589,325
5,650	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	5,652,882
5,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.375	07/01/30	4,966,150

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$2,750	Lycoming Cnty, PA Auth Hlth Sys Rev Susquehanna Hlth Sys Proj, Ser A	5.750%	07/01/39	$2,792,818
5,000	Mercer Cnty, PA Indl Dev Auth Wtr Fac Sub Corp (NATL Insd) (AMT)	6.000	07/01/30	5,003,700
1,000	Mercer Cnty, PA (NATL Insd)	5.500	10/01/15	1,066,120
1,000	Mifflin Cnty, PA Hosp Auth Rev (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,048,950
2,500	Mifflin Cnty, PA Hosp Auth Rev (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/30	2,622,375
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.250	01/01/43	2,864,700
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000	01/01/43	3,455,190
5,000	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp, Ser A	5.125	06/01/32	4,886,650
3,800	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Hlthcare Holy Redeemer Hlth, Ser A (AMBAC Insd)	5.250	10/01/17	3,799,810
5,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev, Ser A	4.500	11/15/36	4,061,200
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	1,216,035
3,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	2,238,090
4,000	Moon Area Sch Dist PA (AGM Insd)	5.000	11/15/25	4,194,960
1,500	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,507,005
2,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser A	5.500	08/15/35	1,997,100
1,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser C (c) (e)	4.500	08/15/32	1,006,920
4,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.500	11/15/33	4,365,760
1,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/30	1,039,050
2,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/31	2,073,260
2,100	Owen J. Roberts Sch Dist PA (AGM Insd)	5.000	05/15/27	2,211,678
16,695	Owen J. Roberts Sch Dist PA Nts (AGM Insd) (b)	5.000	05/15/35	17,229,908
1,500	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,550,925
4,220	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Var Allegheny Energy Supply Co	7.000	07/15/39	4,733,701
800	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg, Ser G (AMT)	5.125	12/01/15	770,080
1,000	Pennsylvania Econ Dev Fin Auth Sew Sludge Disp Rev Philadelphia Bio Solids Fac	5.500	01/01/18	1,050,290
2,000	Pennsylvania Econ Dev Fin Auth Sew Sludge Disp Rev Philadelphia Bio Solids Fac	6.250	01/01/32	2,097,380

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$3,465	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser A (AMT)	5.100%	10/01/27	$3,465,901
360	Pennsylvania Hsg Fin Agy, Ser 100A (AMT)	5.100	10/01/22	367,132
175	Pennsylvania Hsg Fin Agy Single Family Mtg, Ser 66-A (AMT)	5.650	04/01/29	174,983
12,135	Pennsylvania Intergvtl Coop Auth Spl Tax Rev Philadelphia Fdg Pgm Rfdg (b)	5.000	06/15/21	13,417,063
3,000	Pennsylvania St First	5.000	10/01/23	3,281,910
1,000	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/28	872,160
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/33	1,252,725
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.250	07/01/18	1,504,230
3,000	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/16	3,216,720
4,000	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/17	4,288,960
1,000	Pennsylvania St Higher Ed Fac Auth Rev Geneva College Proj (Prerefunded @ 4/01/12)	6.125	04/01/22	1,100,710
4,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	4,023,040
3,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College, Ser AA-3 (Radian Insd)	5.500	11/01/22	3,044,760
1,540	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	1,584,367
15,925	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA, Ser C (b)	5.000	07/15/38	16,397,972
3,320	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia, Ser A (Syncora Gtd)	5.000	11/01/36	3,371,327
3,600	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (AGM Insd)	5.000	08/01/29	3,617,064
5,850	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (Prerefunded @ 1/15/11)	6.000	01/15/31	6,139,107
1,200	Pennsylvania St Tpk Com Tpk Rev, Ser A (AMBAC Insd)	5.250	12/01/21	1,304,712
12,995	Pennsylvania St Tpk Commn Tpk Rev, Ser A1 (AGL Insd) (b)	5.000	06/01/38	13,315,717
720	Pennsylvania St Tpk Commn Tpk Rev Cap Apprec Sub, Ser E (d)	0.000/6.375	12/01/38	483,905
5,840	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser C (AGM Insd) (d)	0.000/6.250	06/01/33	4,395,943
2,000	Pennsylvania St Univ (b)	5.000	09/01/29	2,147,220
4,000	Pennsylvania St Univ (b)	5.000	09/01/35	4,164,120
1,250	Philadelphia, PA Arpt Rev, Ser A (NATL Insd) (AMT)	5.000	06/15/23	1,251,100

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$2,000	Philadelphia, PA Auth for Indl Dev Rev Coml Dev (AMT)	7.750%	12/01/17	$2,002,280
2,500	Philadelphia, PA Auth For Indl Dev Rev First Philadelphia Charter, Ser A	5.850	08/15/37	2,314,300
1,660	Philadelphia, PA Auth For Indl Dev Rev Mast Charter Sch	6.000	08/01/35	1,676,268
2,610	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/21	2,504,295
3,230	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/26	2,973,377
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	888,330
6,700	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	5,785,383
2,815	Philadelphia, PA Auth For Indl Dev Rev, Ser A	5.500	09/15/37	2,479,621
4,005	Philadelphia, PA Auth Indl Dev Amern College of Physicians	5.500	06/15/27	4,009,606
2,250	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	2,273,512
2,500	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.250	07/01/28	2,456,725
6,000	Philadelphia, PA Auth Indl, Ser B (AGM Insd) (Prerefunded @ 10/01/11)	5.500	10/01/17	6,472,140
3,280	Philadelphia, PA Gas Wks Rev 12th, Ser B (NATL Insd) (a)	7.000	05/15/20	4,037,877
1,645	Philadelphia, PA Proj Auth Rev, Ser A (AMBAC Insd)	5.250	02/15/29	1,645,411
1,905	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	2,006,346
1,500	Philadelphia, PA Rfdg, Ser A (AGL Insd)	5.500	08/01/24	1,655,385
3,500	Philadelphia, PA Rfdg, Ser A (AGM Insd)	5.250	12/15/25	3,719,170
2,500	Philadelphia, PA Sch Dist, Ser E (BHAC Insd)	5.125	09/01/23	2,715,475
1,040	Philadelphia PA, Ser B (AGL Insd)	7.125	07/15/38	1,178,528
1,500	Philadelphia, PA Wtr & Wastewtr Rev, Ser A	5.250	01/01/36	1,546,230
500	Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel Room (AMBAC Insd)	5.125	02/01/35	446,865
16,000	Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)	5.000	02/01/24	15,549,280
4,990	Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)	5.000	02/01/29	4,595,740
2,215	Pittsburgh, PA Pub Pkg Auth Rev Rfdg, Ser A (NATL Insd)	5.000	12/01/25	2,286,744
5,140	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	5,261,407
3,000	Pittsburgh, PA, Ser A (AMBAC Insd) (Prerefunded @ 3/01/12)	5.500	09/01/17	3,258,480

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$1,455	Pittsburgh, PA Urban Redev Auth Mtg Rev, Ser C (GNMA Collateralized) (AMT)	5.700%	04/01/30	$1,455,713
2,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (AGM Insd)	5.000	09/01/24	2,119,680
3,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (AGM Insd)	5.000	09/01/25	3,165,000
2,300	Radnor Twp, PA Sch Dist, Ser A (AGM Insd)	5.000	02/15/35	2,354,901
1,500	Radnor Twp, PA Sch Dist, Ser B (AGM Insd)	5.000	02/15/28	1,586,580
900	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd)	5.375	05/15/28	953,505
4,100	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd) (Prerefunded @ 5/15/11)	5.375	05/15/28	4,352,970
2,500	State Pub Sch Bldg Auth PA Sch Rev Harrisburg Sch Dist Proj, Ser A (AGL Insd)	5.000	11/15/33	2,593,850
2,360	State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty Dubois Tech Sch (NATL Insd)	5.375	02/01/23	2,488,620
2,140	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	2,144,301
5,205	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/23	5,131,766
2,545	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.500	01/01/18	2,583,862
5,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser D	5.375	01/01/18	5,038,880
1,950	Swarthmore Boro Auth PA College	5.250	09/15/18	2,124,935
2,850	Trinity Area Sch Dist PA (NATL Insd)	5.250	11/01/20	3,097,409
1,820	Twin Vly, PA Sch Dist (AGM Insd) (Prerefunded @ 10/01/15)	5.250	04/01/26	2,138,700
1,000	Union Cnty, PA Higher Ed Fac Auth Bucknell Univ, Ser A	5.250	04/01/19	1,099,570
2,300	Union Cnty, PA Hosp Auth Hosp Rev Evangelical Cmnty Hosp (Radian Insd)	5.250	08/01/24	2,195,396
1,285	Unity Twp, PA Muni Auth Swr Rev (AGM Insd)	5.000	12/01/24	1,343,904
10,000	Univ Pittsburgh of The Comwlth Sys of Higher Ed PA Univ Cap Proj Rmkt, Ser A (b) (f)	5.250	09/15/30	11,038,700
10,000	Univ Pittsburgh of The Comwlth Sys of Higher Ed PA Univ Cap Proj Rmkt Rfdg, Ser B (b)	5.250	09/15/34	10,891,200
1,500	Washington Cnty, PA Indl Dev Auth College Rev Washington Jefferson College	5.250	11/01/30	1,559,160
5,025	Washington Cnty, PA, Ser A (AMBAC Insd)	5.125	09/01/27	5,093,591
825	Washington Cnty, PA, Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	906,617
1,500	West Mifflin, PA Area Sch Dist (AGM Insd)	5.125	04/01/31	1,575,765
500	West Mifflin, PA Area Sch Dist (AGM Insd)	5.500	04/01/24	560,930
6,000	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	6,011,580

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$1,550	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.750%	01/01/26	$1,412,515

				515,414,724

	Guam 1.7%
2,700	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	2,313,927
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	1,277,337
500	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	514,065
1,585	Guam Intl Arpt Auth Gen, Ser B (NATL Insd)	5.250	10/01/21	1,618,951

				5,724,280

	Puerto Rico 4.3%
1,930	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	1,977,401
1,000	Puerto Rico Elec Pwr Auth Rev, Ser TT	5.000	07/01/37	992,580
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	2,022,600
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,517,760
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,084,730
5,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	1,147,700
2,260	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Conv Cap Apprec, Ser A (d)	0.000/6.250	08/01/33	1,345,672
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (c)	5.000	08/01/39	2,610,700
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,552,245

				14,251,388

	U.S. Virgin Islands 2.5%
1,500	University VI Impt, Ser A	5.375	06/01/34	1,473,090
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,018,230
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	3,102,180
2,425	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	2,595,720

				8,189,220

Total Long-Term Investments 165.3% (Cost $537,465,953)				543,579,612

Total Short-Term Investments 0.7% (Cost $2,200,000)				2,200,000

Total Investments 166.0% (Cost $539,665,953)				545,779,612

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Description		Value

Liability for Floating Rate Note Obligations Related to Securities Held (20.3%) (Cost ($66,825,000))
(66,825)	Notes with interest rates ranging from 0.30% to 0.55% at April 30, 2010 and contractual maturities of collateral ranging from 2017 to 2038 (See Note 1(G) in the Notes to Financial Statements (g)	$(66,825,000)

Total Net Investments 145.7% (Cost $472,840,953)		478,954,612

Other Assets in Excess of Liabilities 1.2%		3,812,376

Preferred Shares (including accrued distributions) (46.9%)		(154,019,243)

Net Assets Applicable to Common Shares 100.0%		$328,747,745

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Escrowed to Maturity

(b)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1(G) in the Notes to Financial Statements for further information.

(c)	Variable Rate Coupon

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined rate.

(e)	Security purchased on a when-issued or delayed delivery basis.

(f)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(g)	Floating Rate Notes. The interest rates shown reflect the rates in effect at April 30, 2010.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
GNMA—Government National Mortgage Association
NATL—National Public Finance Guarantee Corp.
Radian—Radian Asset Assurance
Syncora Gtd—Syncora Guaranteed Limited

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$543,988,210	$—	$543,988,210
Issued by Foreign Governments	—	1,791,402	—	1,791,402

Total Investments in an Asset Position	$—	$545,779,612	$—	$545,779,612

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $539,665,953)	$545,779,612
Cash	49,920
Receivables:
Interest	8,307,242
Investments Sold	225,000
Other	10,822

Total Assets	554,372,596

Liabilities:
Payables:
Floating Rate Note Obligations	66,825,000
Investments Purchased	3,109,449
Investment Advisory Fee	201,746
Income Distributions—Common Shares	82,770
Other Affiliates	19,554
Trustees’ Deferred Compensation and Retirement Plans	1,254,641
Accrued Expenses	112,448

Total Liabilities	71,605,608
Preferred Shares (including accrued distributions)	154,019,243

Net Assets Applicable to Common Shares	$328,747,745

Net Asset Value Per Common Share ($328,747,745 divided by 23,782,179 shares outstanding)	$13.82

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 23,782,179 shares issued and outstanding)	$237,822
Paid in Surplus	349,371,974
Net Unrealized Appreciation	6,113,659
Accumulated Undistributed Net Investment Income	5,437,835
Accumulated Net Realized Loss	(32,413,545)

Net Assets Applicable to Common Shares	$328,747,745

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 6,160 issued with liquidation preference of $25,000 per share)	$154,000,000

Net Assets Including Preferred Shares	$482,747,745

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$14,141,882

Expenses:
Investment Advisory Fee	1,485,537
Interest and Residual Trust Expenses	281,200
Trustees’ Fees and Related Expenses	151,485
Preferred Share Maintenance	138,728
Professional Fees	75,167
Accounting and Administrative Expenses	60,714
Transfer Agent Fees	28,429
Reports to Shareholders	17,772
Custody	14,687
Registration Fees	9,555
Credit Line	7,698
Other	12,386

Total Expenses	2,283,358
Investment Advisory Fee Reduction	270,098

Net Expenses	2,013,260

Net Investment Income	$12,128,622

Realized and Unrealized Gain/Loss:
Net Realized Gain	$1,015,832

Unrealized Appreciation/Depreciation:
Beginning of the Period	853,462
End of the Period	6,113,659

Net Unrealized Appreciation During the Period	5,260,197

Net Realized and Unrealized Gain	$6,276,029

Distributions to Preferred Shareholders	$(301,023)

Net Increase in Net Assets Applicable to Common Shares from Operations	$18,103,628

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$12,128,622	$24,160,686
Net Realized Gain/Loss	1,015,832	(7,530,745)
Net Unrealized Appreciation During the Period	5,260,197	56,564,324
Distributions to Preferred Shareholders:
Net Investment Income	(301,023)	(1,532,097)

Change in Net Assets Applicable to Common Shares from Operations	18,103,628	71,662,168
Distributions to Common Shareholders:
Net Investment Income	(10,616,521)	(18,902,144)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	7,487,107	52,760,024

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	82,548	-0-
Repurchase of Shares	-0-	(18,505)

Net Change in Net Assets Applicable to Common Shares from Capital Transactions	82,548	(18,505)

Total Increase in Net Assets Applicable to Common Shares	7,569,655	52,741,519
Net Assets Applicable to Common Shares:
Beginning of the Period	321,178,090	268,436,571

End of the Period (Including accumulated undistributed net investment income of $5,437,835 and $4,226,757, respectively)	$328,747,745	$321,178,090

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$18,103,628

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of Investments	(26,945,746)
Proceeds from Sales of Investments	38,243,899
Net Purchases of Short-Term Investments	(2,200,000)
Amortization of Premium	601,957
Accretion of Discount	(277,698)
Net Realized Gain on Investments	(1,015,832)
Net Change in Unrealized Appreciation on Investments	(5,260,197)
Decrease in Interest Receivable	437,884
Increase in Other Assets	(2,090)
Change in Custodian Bank Payable	(174,053)
Decrease in Investment Advisory Fee Payable	(7,995)
Decrease in Accrued Expenses	(18,444)
Decrease in Other Affiliates Payable	(28,856)
Increase in Trustees Trustees’ Deferred Compensation and Retirement Plans	148,612

Total Adjustments	3,501,441

Net Cash Provided by Operating Activities	21,605,069

Cash Flows From Financing Activities:
Retirement of Preferred Shares	(11,000,000)
Dividends Paid (net of reinvested dividends of $82,548)	(10,530,149)
Proceeds from and Repayments of Floating Rate Note Obligations	(25,000)

Net Cash Used for Financing Activities	(21,555,149)

Net Increase in Cash	49,920
Cash at the Beginning of the Period	—

Cash at the End of the Period	$49,920

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Year for Interest	$281,200

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended
	April 30,	Year Ended October 31,
	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$13.51	$11.29	$15.05	$15.99	$15.85	$16.43

Net Investment Income	0.51 (a)	1.02 (a)	1.09 (a)	1.08 (a)	1.00 (a)	1.03
Net Realized and Unrealized Gain/Loss	0.26	2.06	(3.77)	(0.97)	0.23	(0.45)
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.01)	(0.06)	(0.33)	(0.34)	(0.32)	(0.21)
Net Realized Gain	-0-	-0-	-0-	0.00 (f)	(0.01)	(0.01)

Total from Investment Operations	0.76	3.02	(3.01)	(0.23)	0.90	0.36
Distributions Paid to Common Shareholders:
Net Investment Income	(0.45)	(0.80)	(0.75)	(0.71)	(0.72)	(0.87)
Net Realized Gain	-0-	-0-	-0-	0.00 (f)	(0.04)	(0.07)

Net Asset Value, End of the Period	$13.82	$13.51	$11.29	$15.05	$15.99	$15.85

Common Share Market Price at End of the Period	$13.63	$12.30	$10.38	$13.55	$13.87	$14.26
Total Return* (b)	14.61% **	27.27%	–18.75%	2.72%	2.77%	–2.70%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$328.7	$321.2	$268.4	$365.3	$393.4	$71.0
Ratio of Expenses to Average Net Assets Applicable to Common Shares* (c)	1.25%	1.33%	1.63%	2.29%	1.41%	1.41%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares* (c)	7.53%	8.24%	7.87%	6.90%	6.40%	6.37%
Portfolio Turnover	6% **	23%	23%	30%	20%	27%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.42%	1.50%	1.80%	2.44%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	7.37%	8.06%	7.70%	6.75%	N/A	N/A

Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.08%	1.10%	0.96%	1.03%	1.30%	1.41%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	7.35%	7.71%	5.51%	4.73%	4.36%	5.05%

Senior Securities:
Total Preferred Shares Outstanding	6,160	6,600	7,040	8,800	8,800	1,800
Asset Coverage Per Preferred Share (e)	$78,371	$73,666	$63,163	$66,543	$69,733	$64,436
Involuntary Liquidating Preference Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

**	Non-Annualized
N/A =Not Applicable

(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
(f)	Amount is less than $0.01 per share.

See Notes to Financial Statements

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Pennsylvania Value Municipal Income Trust (the “Trust”) is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) but operates as a diversified management investment company. The Trust’s investment objective is to seek to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in Pennsylvania municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on April 30, 1993.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Trust had $1,000,000 in when-issued or delayed delivery purchase commitments.

D. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

E. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and in various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2009, the Trust had an

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

accumulated capital loss carry forward for tax purposes of $33,542,132 will expire according to the following schedule:

Amount	Expiration

$2,674,205	October 31, 2015
23,752,302	October 31, 2016
7,115,625	October 31, 2017

At April 30, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$468,556,706

Gross tax unrealized appreciation	$18,837,610
Gross tax unrealized depreciation	(8,438,115)

Net tax unrealized appreciation on investments	$10,399,495

F. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$56,773
Tax-exempt income	20,583,290

$20,640,063

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$18,092
Undistributed tax-exempt income	4,735,283

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

G. Floating Rate Note Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2010, Trust investments with a value of $108,020,245 are held by the dealer trusts and serve as collateral for the $66,825,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2010 were $66,926,322 and 0.85%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Trust’s financial statements or require disclosure in the Trust’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Trust for an annual fee payable monthly of 0.55% of the average daily net assets including current preferred shares and leverage of $66,000,000 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $66,000,000 entered into to retire previously issued preferred shares of the Trust. During the six months ended April 30, 2010, the Adviser waived approximately $270,100 of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2010, the Trust recognized expenses of approximately $16,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2010, the Trust recognized expenses of approximately $62,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

“Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.
The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.

3. Capital Transactions
For the six months ended April 30, 2010 and the year ended October 31, 2009, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning Shares	23,776,128	23,778,128
Shares Issued Through Dividend Reinvestment	6,051	-0-
Shares Repurchased*	-0-	(2,000)

Ending Shares	23,782,179	23,776,128

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from its net asset value. For the six months ended April 30, 2010 and the year ended October 31, 2009, the Trust repurchased 0 and 2,000, respectively, of its shares at an average discount of 0% and 17.07%, respectively, from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $30,055,195 and $38,113,899, respectively.

5. Inverse Floating Rate Securities
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
The Trust has outstanding 6,160 Auction Preferred Shares (APS). Series A contains 1,260 shares, Series B contains 1,120 shares, Series C contains 1,820 shares, and Series D contains 1,960 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C, and Series D are generally reset every 28 days through an auction process. Beginning on February 13, 2008 and continuing through April 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2010 was 0.440%. During the six months ended April 30, 2010, the rates ranged from 0.244% to 0.503%.
Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

The Trust entered into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2010, transactions in preferred shares were as follows:

	Series A		Series B		Series C		Series D
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at 10/31/09	1,350	$33,750,000	1,200	$30,000,000	1,950	$48,750,000	2,100	$52,500,000
Amount Retired	(90)	(2,250,000)	(80)	(2,000,000)	(130)	(3,250,000)	(140)	(3,500,000)

Outstanding at 4/30/10	1,260	$31,500,000	1,120	$28,000,000	1,820	$45,500,000	1,960	$49,000,000

7. Line of Credit
Several Van Kampen municipal funds, including the Trust, entered into $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Trust had no borrowings under the facility during the six months ended April 30, 2010.

8. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Trust) (the “Transaction”). In contemplation of the Transaction, at a special meeting of shareholders held on April 16, 2010, shareholders of the Trust approved a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. As of the same date, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust. In addition, effective June 1, 2010, the Trust has changed its name to “Invesco Van Kampen Pennsylvania Value Municipal Income Trust”. The Transaction does not result in any change to the Trust’s investment objective, principal investment strategies or the Trust’s portfolio management team.

10. Accounting Pronouncements
During June 2009, FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual

Van Kampen Pennsylvania Value Municipal Income Trust
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Pennsylvania Value Municipal Income Trust
Board of Trustees, Officers and Important Addresses
Information below is as of June 15, 2010

Trustees
 David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen, Chairman
Suzanne H. Woolsey

Officers
 Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
 Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered
Public Accounting Firm
 PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Van Kampen Pennsylvania Value Municipal Income Trust
Results of Shareholder Votes

A Special Meeting of Shareholders of the Trust was held on April 16, 2010 and the results of the voting were as follows:

		Votes	Withheld/
Matter	Votes For	Against	Abstentions

(1) Approve a new advisory agreement between the Trust and Invesco Advisors, Inc.	13,453,713	565,670	826,448
(2) Approve a new sub-advisory agreement between Invesco Advisors, Inc. and each of Invesco TriMark Ltd.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.	13,323,888	671,199	850,745

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Van Kampen Pennsylvania Value Municipal Income Trust
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VPVSAN 06/10
IU10-02522P-Y04/10

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen Pennsylvania Value Municipal Income Trust

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	July 8, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 8, 2010

EXHIBIT INDEX
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.